Income Taxes Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency
Income tax examinations in process	0
Income tax refunds	$ 0	$ 0.7
CPSI
Income Tax Contingency
Federal tax rate	35.00%	35.00%	35.00%
Valuation reserve	(34.99%)	(34.99%)	(34.99%)
State income tax, net of federal income tax benefit	0.00%	0.00%	0.00%
Other	(0.01%)	(0.01%)	(0.01%)
CPSI provision for income taxes	0.00%	0.00%	0.00%